Quarterly Data	12 Months Ended
Dec. 31, 2011
Quarterly Data [Abstract]
Quarterly Data
14.	Quarterly Data (unaudited)

The tables below summarize certain unaudited financial information for each of the quarters in the two-year period ended December 31, 2011.

	Quarters During the Year Ended December 31, 2011 (1)
	First	Second (2)	Third (3)	Fourth (4)
	(in thousands, except per share amounts)

Net revenue after the provision for doubtful accounts	$1,254,760	$1,224,566	$1,219,622	$1,388,647
Income from continuing operations	61,966	56,916	49,704	37,748
Income (loss) from discontinued operations	146	(1,583)	255	(1,227)
Consolidated net income	62,112	55,333	49,959	36,521
Net income attributable to Health Management Associates, Inc.	55,524	48,611	43,728	30,847

Earnings (loss) per share attributable to Health Management Associates, Inc. common stockholders:
Basic
Continuing operations	$0.22	$0.20	$0.17	$0.13
Discontinued operations	—	(0.01)	—	—

Net income	$0.22	$0.19	$0.17	$0.13

Diluted
Continuing operations (5)	$0.22	$0.20	$0.17	$0.13
Discontinued operations	—	(0.01)	—	—

Net income (5)	$0.22	$0.19	$0.17	$0.13

Weighted average number of shares outstanding:
Basic	250,038	251,765	252,157	252,175
Diluted	253,727	255,235	255,124	256,032

	Quarters During the Year Ended December 31, 2010 (1)
	First	Second	Third	Fourth (6)
	(in thousands, except per share amounts)

Net revenue after the provision for doubtful accounts	$1,108,995	$1,082,195	$1,093,620	$1,182,603
Income from continuing operations	53,488	46,068	40,006	46,212
Income (loss) from discontinued operations	(69)	(355)	(126)	(12,976)
Consolidated net income	53,419	45,713	39,880	33,236
Net income attributable to Health Management Associates, Inc.	46,940	39,657	35,293	28,179

Earnings (loss) per share attributable to Health Management Associates, Inc. common stockholders:
Basic
Continuing operations	$0.19	$0.16	$0.14	$0.17
Discontinued operations	—	—	—	(0.05)

Net income	$0.19	$0.16	$0.14	$0.12

Diluted
Continuing operations	$0.19	$0.16	$0.14	$0.16
Discontinued operations	—	—	—	(0.05)

Net income	$0.19	$0.16	$0.14	$0.11

Weighted average number of shares outstanding:
Basic	247,555	248,390	248,526	248,600
Diluted	249,867	251,198	250,972	252,372

(1)	Net revenue after the provision for doubtful accounts, income from continuing operations and income (loss) from discontinued operations have been reclassified for all quarters to conform to the current year consolidated statement of income presentation. Such reclassifications primarily related to discontinued operations and new accounting guidance for the presentation of net revenue, which are discussed at Notes 10 and 12, respectively.
(2)	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended June 30, 2011 included a goodwill impairment charge of approximately $3.6 million.
(3)	During the quarter ended September 30, 2011, the Company recorded approximately $9.3 million of costs for acquisitions and government investigations. See Notes 4 and 13 for discussion of these matters.
(4)	As more fully discussed at Note 2, the Company restructured its long-term debt on November 18, 2011. As a result, the quarter ended December 31, 2011 includes (i) approximately $24.6 million of write-offs of deferred debt issuance costs and related other and (ii) $16.4 million of accumulated other comprehensive loss amortization and net fair value adjustment expense that is attributable to the Company's interest rate swap contract. During such quarter, the Company also: (i) recognized $38.2 million of benefit from the meaningful use measurement standard under various Medicare and Medicaid Healthcare Information Technology ("HCIT") incentive programs and (ii) recorded $12.9 million of expense attributable to restructuring activities at Tennova Healthcare (see Note 4).
(5)	Due to rounding, the sum of the four quarters does not agree to the total for the year ended December 31, 2011.
(6)	As more fully discussed at Note 10, the loss from discontinued operations during the quarter ended December 31, 2010 included (i) a loss of approximately $12.1 million on the sale of Riley Hospital and its related health care operations and (ii) a long-lived asset impairment charge of $8.4 million.